Financial Instruments - Fair values and risk management (Details 6) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets	₩ 947,871	₩ 2,700,811
Liabilities	26,817	72,112
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Assets in foreign currency	233,358	55,174
Liabilities in fnoreign currency		222
Assets	334,846	81,105
Liabilities		327
Japan, Yen
IfrsStatementLineItems [Line Items]
Assets in foreign currency	61,293,425	275,425,381
Liabilities in fnoreign currency	2,922,387	7,665,387
Assets	562,447	2,579,304
Liabilities	26,817	71,785
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Assets in foreign currency	235,483	157,619
Liabilities in fnoreign currency
Assets	48,218	31,724
Liabilities
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Assets in foreign currency		340
Liabilities in fnoreign currency
Assets		81
Liabilities
Singapore, Dollars
IfrsStatementLineItems [Line Items]
Assets in foreign currency		1,051
Liabilities in fnoreign currency
Assets		1,136
Liabilities
Malaysia, Ringgits
IfrsStatementLineItems [Line Items]
Assets in foreign currency	1,687	10,721
Liabilities in fnoreign currency
Assets	598	3,530
Liabilities
Philippines, Pesos
IfrsStatementLineItems [Line Items]
Assets in foreign currency		910
Liabilities in fnoreign currency
Assets		23
Liabilities
Thailand, Baht
IfrsStatementLineItems [Line Items]
Assets in foreign currency	38,634	90,877
Liabilities in fnoreign currency
Assets	1,762	3,908
Liabilities